INCOME TAX - Provision and Components (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 RUB (₽)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 RUB (₽)	Dec. 31, 2021 RUB (₽)
INCOME TAX
Dividend withholding tax (as a percent)			15.00%	5.00%
Provision for income taxes
Current tax expense	₽ 21,958	$ 244.8	₽ 18,165	₽ 12,593
Deferred tax (benefit)/expense	(586)	(6.5)	4,569	(5,163)
Income tax expense	21,372	238.3	22,734	7,430
Components of net income before income taxes
Income/(loss) before income tax expense	₽ 43,147	$ 481.1	₽ 70,349	₽ (7,223)
Netherlands.
INCOME TAX
Income tax rate (as a percent)	25.80%	25.80%	25.80%	25.00%
Russia
INCOME TAX
Dividend withholding tax (as a percent)	15.00%	15.00%
Provision for income taxes
Current tax expense	₽ 16,905	$ 188.5	₽ 16,466	₽ 11,987
Deferred tax (benefit)/expense	(1,259)	(14.0)	4,654	(5,436)
Components of net income before income taxes
Income/(loss) before income tax expense	(16,855)	(187.9)	80,299	14,520
Netherlands
Provision for income taxes
Current tax expense	1,051	11.7	549	218
Deferred tax (benefit)/expense	9	0.1	107	87
Components of net income before income taxes
Income/(loss) before income tax expense	44,737	498.8	(7,548)	(28,707)
Other
Provision for income taxes
Current tax expense	4,002	44.6	1,150	388
Deferred tax (benefit)/expense	664	7.4	(192)	186
Components of net income before income taxes
Income/(loss) before income tax expense	₽ 15,265	$ 170.2	₽ (2,402)	₽ 6,964